Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37600
Entity Registrant Name	NANO DIMENSION LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	300 5th Avenue
Entity Address, Address Line Two	Suite 1010
Entity Address, City or Town	Waltham
Entity Address, Country	MA
Entity Address, Postal Zip Code	02451
Entity Common Stock, Shares Outstanding	215,776,705
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Somekh Chaikin
Auditor Firm ID	1057
Auditor Location	Tel-Aviv, Israel
Entity Central Index Key	0001643303
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Ofir Baharav
Entity Address, Address Line One	300 5th Avenue
Entity Address, Address Line Two	Suite 1010
Entity Address, City or Town	Waltham
Entity Address, Country	MA
Entity Address, Postal Zip Code	02451
City Area Code	857
Local Phone Number	557-8022
Contact Personnel Email Address	ir@nano-di.com
American Depositary Shares each representing one Ordinary Shares par value NIS 5.00 per share (1) Ordinary Shares, par value NIS 5.00 per share (2)
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares each representing one Ordinary Shares par value NIS 5.00 per share (1) Ordinary Shares, par value NIS 5.00 per share (2)
Trading Symbol	NNDM
Security Exchange Name	NASDAQ
Rights to Purchase American Depositary Shares, each American Depositary Share representing one Ordinary Share, par value NIS 5.00 per share
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase American Depositary Shares, each American Depositary Share representing one Ordinary Share, par value NIS 5.00 per share
Trading Symbol	NNDM
Security Exchange Name	NASDAQ